Restructuring and Other Charges - Summary of the Components of Restructuring and Other Charges Incurred in Connection With the Spin-off (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	$ 56,542
Spin-off
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	20,293
Cost Reduction Plan
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	36,249
Financial advisor fees related to the Spin-off
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	4,598
Financial advisor fees related to the Spin-off | Spin-off
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	4,598
Financial advisor fees related to the Spin-off | Cost Reduction Plan
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	0
Consulting fees
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	1,954
Consulting fees | Spin-off
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	0
Consulting fees | Cost Reduction Plan
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	1,954
Start-up of stand-alone functions
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	2,219
Start-up of stand-alone functions | Spin-off
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	2,219
Start-up of stand-alone functions | Cost Reduction Plan
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	0
Retention awards to certain employees
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	6,776
Retention awards to certain employees | Spin-off
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	6,776
Retention awards to certain employees | Cost Reduction Plan
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	0
Chief Executive Officer signing bonus
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	2,000
Chief Executive Officer signing bonus | Spin-off
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	2,000
Chief Executive Officer signing bonus | Cost Reduction Plan
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	0
Non-cash inventory write-downs
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	8,707
Non-cash inventory write-downs | Spin-off
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	4,700
Non-cash inventory write-downs | Cost Reduction Plan
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	4,007
Employee severance
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	26,198
Employee severance | Spin-off
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	0
Employee severance | Cost Reduction Plan
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	26,198
Net charges to exit the use of a corporate operating lease
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	2,904
Net charges to exit the use of a corporate operating lease | Spin-off
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	0
Net charges to exit the use of a corporate operating lease | Cost Reduction Plan
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	2,904
Other
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	1,186
Other | Spin-off
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	0
Other | Cost Reduction Plan
Restructuring Cost and Reserve [Line Items]
Total restructuring and other charges	$ 1,186